Financial Assets and Liabilities - Summary of Marketable Securities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Marketable Securities [line items]
Marketable securities	R$ 4,202,835	R$ 3,853,343
Government security [member]
Disclosure of Marketable Securities [line items]
Marketable securities	4,144,797	3,640,726
Bank certificate of deposits - CDB [member]
Disclosure of Marketable Securities [line items]
Marketable securities	R$ 58,038	R$ 212,617